Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Weighted Average of Significant Assumptions	The following are the weighted average of significant assumptions used in the model:
	2025	2024	2023
Dividend yield	0%	0%	0%
Risk-free interest rate	1.6%	2.3%	3.8%
Expected volatility(1)	35.5%	59.8%	50.0%
Expected term	2.75 years	2.75 years	2.75 years

(1)	Expected volatility of the underlying ordinary shares of the Company was estimated based on the average historical volatility of comparable companies for the period before grant date with time frames equal to the life of the options.

Schedule of Option Activity

A summary of the Share Option activity for the year ended December 31, 2025 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in Years)
Outstanding at January 1, 2025	32,490,744	$0.13	5.26	$304,071,390
Granted	833,889	$0.14
Exercised	(21,580,475)	$0.14
Cancelled/forfeited	(580,380)	$0.14
Outstanding at December 31, 2025	11,163,778	$0.14	5.97	$84,588,262

Exercisable at December 31, 2025	8,187,122	$0.14	5.25	$61,876,911

Schedule of Non-Vested Share Option Activity

The following is a summary of the non-vested Share Option activity for the year ended December 31, 2025:

	Options	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	6,808,475	$5.21
Granted	833,889	$9.67
Vested	(4,144,539)	$4.90
Cancelled/forfeited	(521,172)	$6.24
Non-vested at December 31, 2025	2,976,656	$6.72

Schedule of Restricted Share Activity

A summary of the Restricted Share Unit activity for the year ended December 31, 2025, is as follows:

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2025	7,694,425	$5.21
Granted	693,764	$9.62
Cancelled/forfeited	(718,917)	$6.76
Shares delivered	(4,051,432)	$4.57
Outstanding at December 31, 2025	3,617,840	$6.45

We granted 2,401,884 and 496,218 RSAs during the years ended December 31, 2025 and 2024, respectively. We did not grant any RSAs during 2023. A summary of the Restricted Share Award activity for the year ended December 31, 2025, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2025	5,678,012	$3.19
Granted	2,401,884	$9.61
Cancelled/forfeited	(10,000)	$9.62
Vested	(8,069,896)	$5.09
Outstanding at December 31, 2025	–	$–

Schedule of Non-Vested Share Option Unit Activity

The following is a summary of the non-vested Restricted Share Unit activity for the year ended December 31, 2025:

	RSUs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	4,211,661	$5.97
Granted	693,764	$9.62
Vested	(2,354,303)	$5.98
Cancelled/forfeited	(463,943)	$8.11
Non-vested at December 31, 2025	2,087,179	$6.74

A summary of the non-vested Restricted Share Award activity for the year ended December 31, 2025, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2025	1,295,450	$2.85
Granted	2,401,884	$9.61
Vested	(3,687,334)	$7.24
Cancelled/forfeited	(10,000)	$9.62
Non-vested at December 31, 2025	–	$–

Schedule of Compensation Expense from Share Based Awards	The compensation expense was recorded in the consolidated statement of operations and comprehensive (loss) income as follows:
	2025	2024	2023
General and administrative	$35,902,434	$22,269,185	$19,963,974
Technology and development	5,952,939	8,290,375	7,748,683
Marketing and branding	2,017,526	2,028,051	1,699,228
Total	$43,872,899	$32,587,611	$29,411,885